Financial Instruments and Concentration (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Revenue by Major Customers by Reporting Segments

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	97.1%	92.4%
Workers compensation	2.2%	4.5%
Medicare	0.7%	3.1%

Total	100.0%	100.0%

Medical Services [Member]
Schedule of Revenue by Major Customers by Reporting Segments

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	97.0%	92.4%
Workers compensation	2.3%	4.5%
Medicare	0.7%	3.1%

Total	100.0%	100.0%

Marketing Factoring [Member]
Schedule of Revenue by Major Customers by Reporting Segments

Payors	2014 Patient and Net Professional Fee Revenue by Payor Mix	2013 Patient and Net Professional Fee Revenue by Payor Mix
Private insurance and other private pay	100.0%	0.0%
Workers compensation	0.0%	0.0%
Medicare	0.0%	0.0%

Total	100.0%	0.0%